Gains or losses on financial assets and liabilities - Schedule of detail of asset balances measured at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial assets at fair value through profit or loss	€ 170,820	€ 138,446	€ 168,148
Loans and advances
Financial instruments
Financial assets at fair value through profit or loss	44,962	34,812	46,589
Central banks
Financial instruments
Financial assets at fair value through profit or loss	11,595	3,608	9,481
Credit institutions
Financial instruments
Financial assets at fair value through profit or loss	17,175	13,549	12,139
Customers
Financial instruments
Financial assets at fair value through profit or loss	16,192	17,655	24,969
Debt securities
Financial instruments
Financial assets at fair value through profit or loss	45,079	30,223	41,573
Equity instruments
Financial instruments
Financial assets at fair value through profit or loss	13,777	19,119	12,849
Derivatives
Financial instruments
Financial assets at fair value through profit or loss	€ 67,002	€ 54,292	€ 67,137